ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE
Schedule of principal assets and liabilities of the subsidiary classified as held for sale

	Eletrobras	Cepisa	Ceron	Eletroacre	Boa Vista	Not Held for Sale and Eliminations	Total - Assets and Liabilities Held for Sale
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Cash and cash equivalents	—	11,547	18,532	10,401	5,358	—	45,838
Customers	—	682,826	284,384	189,610	123,630	—	1,280,450
Loans and financing	1,482,907	—	—	—	—	—	1,482,907
Taxes and social contributions	—	27,401	29,507	9,704	22,893	—	89,505
Right to Reimbursement	—	19,562	3,963,217	304,530	289,250	(4,421,820)	154,739
Financial asset	—	854,482	1,198,009	429,813	217,846	—	2,700,150
PP&E	—	85,934	69,526	34,040	26,708	—	216,208
Intangible Assets	—	49,066	23,390	14,392	5,712	—	92,560
Other assets	—	617,906	419,517	104,554	113,584	(1,492,039)	- 236,478

Total assets of the subsidiary classified as held for sale	1,482,907	2,348,724	6,006,082	1,097,044	804,981	(5,913,859)	5,825,879

Suppliers	—	203,335	3,415,498	519,003	969,416	(548,881)	4,558,371
Loans and financing	—	2,322,825	1,365,157	508,244	312,254	(3,800,527)	707,953
Taxes and social contributions	—	269,221	77,016	225,606	29,021	—	600,864
Provision for Uncovered Liabilities	4,805,946	—	—	—	—	(4,805,946)	—
Provisions of contingencies	—	169,613	261,876	122,060	61,252	—	614,801
Onerous Contract	—	—	167,257	—	2,876	—	170,133
AFAC	—	346,357	—	77,115	89,975	(513,447)	—
Other liabilities	—	434,648	2,878,215	129,564	121,317	(2,585,196)	978,548

Liabilities of the subsidiary associated with assets classified as held for sale	4,805,946	3,745,999	8,165,019	1,581,592	1,586,111	(12,253,997)	7,630,670

CELG-D
ASSETS HELD FOR SALE
Schedule of principal assets and liabilities of the subsidiary classified as held for sale

12/31/2016
Cash and cash equivalents	76,144
Receivables	988,093
Taxes and social contributions	149,570
Court deposits	212,420
Financial Assets	62,296
Fixed Assets, net	44,983
Intangible Assets, net	2,065,418
Reimbursable Assets - FUNAC	650,065
Other assets	157,224

Total assets of CELG D classified as held for sale	4,406,213

Suppliers	1,467,436
Loans and financing	1,085,476
Taxes and social contributions	277,612
Sector fees	706,039
Retirement benefits	149,698
Provisions for contingencies	669,729
Other liabilities	819,023

Liabilities of CELG D associated with assets classified as held for sale	5,175,013